Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Tax benefit (expense) on change in fair value of cash flow hedges	$ 2,211	$ 362	$ 2,076
Tax benefit (expense) on income loss	$ 0	$ 0	$ 0